Deferred revenue (Details) $ in Thousands	6 Months Ended
Feb. 28, 2025 USD ($)
Deferred Revenue
Deferred revenue, beginning	$ 1,653
Drawdown	6,538
Accretion of deferred revenue	196
Revenue recognized	(5,470)
Deferred revenue, ending	$ 2,917